Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Indemnification
From time to time, the Company enters into certain types of contracts that contingently require the Company to indemnify various parties against claims from third parties. These contracts primarily relate to (i) the Company’s bylaws, under which the Company must indemnify directors and executive officers, and may indemnify other officers and employees, for liabilities arising out of their relationship with the Company, (ii) contracts under which the Company must indemnify directors and certain officers for liabilities arising out of their relationship with the Company, (iii) contracts under which the Company may be required to indemnify customers or partners against certain claims, including claims from third parties asserting, among other things, infringement of their intellectual property rights and (iv) procurement, consulting, or license agreements under which the Company may be required to indemnify vendors, consultants or licensors for certain claims, including claims that may be brought against them arising from acts or omissions with respect to the supplied products, technology or services. From time to time, the Company may receive indemnification claims under these contracts in the normal course of business. In addition, under these contracts the Company may have to modify the accused infringing intellectual property and/or refund amounts received.
In the event that one or more of these matters were to result in a claim against the Company, an adverse outcome, including a judgment or settlement, may cause a material adverse effect on the Company’s future business, operating results or financial condition. It is not possible to determine the maximum potential amount under these contracts due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement.

The Company maintains director and officer insurance, which may cover certain liabilities arising from the Company’s obligation to indemnify its directors and certain officers.
To the date of the consolidated financial statements were issued, the Company has not incurred any material costs or accrued any liabilities in the consolidated financial statements as a result of these provisions.
Litigation
The Company’s industry is characterized by frequent claims and litigation, including claims regarding intellectual property. As a result, the Company may be subject to various legal proceedings from time to time. The results of any future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. Management is not aware of any pending or threatened litigation.